Shareholder Report, Average Annual Return (Details)		12 Months Ended	32 Months Ended
		May 31, 2026	May 31, 2026 [2]
Capital Group Dividend Growers ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital Group Dividend Growers ETF (at NAV)
Average Annual Return, Percent	[1]	16.96%	18.79%
MSCI ACWI (All Country World Index) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index)
Average Annual Return, Percent	[3]	30.27%	24.45%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	The fund began investment operations on September 26, 2023.
[3]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.